CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 121,681	$ 16,559
Cost of Sales	110,587	14,405
Gross Profit	11,094	2,154
General and administrative expenses	10,573	3,658
Marketing expenses	7,808	905
Research and Development Expenses	3,979	405
Other income	(249)	(168)
Operating Loss	(11,017)	(2,646)
Listing expenses	0	835
Finance expenses	662	140
Net Loss	(11,679)	(3,621)
Other comprehensive income/(loss):
Unrealized losses on available for sale investment portfolio	(352)	0
Foreign currency translation adjustment	5	0
Comprehensive loss	$ (12,026)	$ (3,621)
Loss per share
Basic and diluted loss per share	$ (0.07)	$ (0.04)
Weighted-average shares, basic and diluted	170,483	101,847